091-20998

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	July 31, 2016
Estimated average burden hours per response	3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
JUL 11 2016
Washington DC
406

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   First Trust RiverFront Dynamic Emerging Markets ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   RFEM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

RECEIVED 2016 JUL 11 PM 3:29

16018966

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title: Chief Regulatory Officer

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date: July 8, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 11 2016

NSX
National Stock Exchange

James G. Buckley
Chief Regulatory Officer
t: 201. 499.3698
f: 201. 499.0727
james.buckley@nsx.com

VIA FED EX

July 8, 2016

SEC
Mail Processing
Section
JUL 11 2016
Washington DC
412

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) FLQH
2) FLQE
3) FLQD
4) FLQG
5) RFDA
6) RFFC
7) SPDN
8) FITS
9) OLD
10) SLIM
11) ORG
12) BEMO
13) EMIH
14) HYIH
15) IGIH
16) ESGS
17) ESGN
18) ESGW
19) RFEM

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 11 2016

20) CNYA
21) RFUN
22) RFCI
23) HYDD
24) FALN
25) HYXE
26) OILU
27) OILD
28) TALL
29) ESGD
30) ESGE
31) XTH
32) XWEB
33) DESC
34) OEW

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Chief Regulatory Officer

Enclosures